Note 4 - Premises and Equipment (Detail) - Premises and Equipment (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Building [Member] | Minimum [Member]
Useful lives in years	15 years	15 years
Building [Member] | Maximum [Member]
Useful lives in years	50 years	50 years
Furniture and Fixtures [Member] | Minimum [Member]
Useful lives in years	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Useful lives in years	10 years	10 years